Notes Payable (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total notes payable	$ 5,570,142	$ 5,504,818	$ 117,972
Less current portion	(2,629,490)	(2,541,178)	(117,972)
Non-current notes payable	2,940,652	2,963,640
2016 8% Related Party Unsecured Notes Member [Member]
Total notes payable	1,544,990	1,458,256
2016 Secured Note [Member]
Total notes payable	375,152	396,562
2016 5% Related Party Unsecured Notes Member [Member]
Total notes payable	1,000,000	1,000,000
2013 Secured Note [Member]
Total notes payable			2,972
Manzo Note [Member]
Total notes payable			115,000
2016 WEBA Seller Notes [Member]
Total notes payable	$ 2,650,000	$ 2,650,000